Other Accounts Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 213	$ 208
Other		1
Other accounts liabilities	$ 213	$ 209